Concentrations (Details) - Schedule of customer and supplier revenues	3 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Customer A [Member]
Revenue, Major Customer [Line Items]
Related party	97.80%	100.00%	99.50%	100.00%
Supplier A [Member]
Revenue, Major Customer [Line Items]
Related party	97.30%	100.00%	98.50%	100.00%